Condensed Consolidating Financial Information (Statements Of Cash Flows) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities	$ 58.9	$ 134.3	$ 346.1	$ 440.7	$ 283.0
Cash flows from investing activities:
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(424.0)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(42.0)	(108.6)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	10.5	0.0	14.8	9.3	0.0
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.7)	(483.0)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	4,261.8	2,823.9
Payments on long-term debt	(1,143.7)	(286.2)	(2,536.3)	(4,113.0)	(2,696.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(1.9)
Distributions to partners	(41.8)	(95.6)	(219.8)	(171.5)	(102.5)
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(3.8)	(3.9)
Net cash provided by (used in) financing activities	(47.2)	(73.4)	(1,212.2)	(236.3)	203.6
Net change in cash	(0.6)	0.6	1.1	(8.3)	3.6
Cash at beginning of period	1.6	0.5	0.5	8.8	5.2
Cash at end of period	1.0	1.1	1.6	0.5	8.8
Eliminations
Cash flows from operating activities	0.0	0.0	0.0	0.0	0.0
Cash flows from investing activities:
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	0.0	0.0	0.0	0.0
Capital distributions from consolidated affiliates	(11.9)	3.7	(26.2)	31.2	89.5
Net cash provided by (used in) investing activities	(11.9)	3.7	(26.2)	31.2	89.5
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on capital leases	0.0	0.0	0.0	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0	0.0	0.0	0.0
Distributions to partners	0.0	0.0	0.0	0.0
Contributions from (distributions to) parent	11.9	(3.7)	26.2	(31.2)	(89.5)
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	11.9	(3.7)	26.2	(31.2)	(89.5)
Net change in cash	0.0	0.0	0.0	0.0	0.0
Cash at beginning of period	0.0	0.0	0.0	0.0	0.0
Cash at end of period	0.0	0.0	0.0	0.0	0.0
Parent Company, Crestwood Midstream Partners, LP | Reportable Legal Entities
Cash flows from operating activities	(39.7)	(42.7)	(188.0)	(190.8)	(165.6)
Cash flows from investing activities:
Purchases of property, plant and equipment	(0.1)	(0.9)	(1.7)	(0.8)	(4.3)
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	0.0	0.0	0.0	0.0
Capital distributions from consolidated affiliates	11.9	(3.7)	26.2	(31.2)	(89.5)
Net cash provided by (used in) investing activities	11.8	(4.6)	24.5	(32.0)	(93.8)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	3,490.1	2,089.9
Payments on long-term debt	(1,143.3)	(286.0)	(2,535.3)	(2,960.9)	(1,949.8)
Payments on capital leases	0.0	0.0	0.0	0.0	(1.3)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(0.1)
Distributions to partners	(43.1)	(97.2)	(227.6)	(808.2)	(470.5)
Contributions from (distributions to) parent	0.0	0.0	0.0	0.0	0.0
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	67.6	117.8	1,365.8	474.1	161.4
Net cash provided by (used in) financing activities	27.2	48.0	164.7	222.9	259.3
Net change in cash	(0.7)	0.7	1.2	0.1	(0.1)
Cash at beginning of period	1.3	0.1	0.1	0.0	0.1
Cash at end of period	0.6	0.8	1.3	0.1	0.0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities	94.4	172.8	502.8	650.0	602.9
Cash flows from investing activities:
Purchases of property, plant and equipment	(22.6)	(54.7)	(99.0)	(181.9)	(417.4)
Investment in unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	0.0		0.0	0.0
Capital distributions from consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(22.6)	(53.9)	866.5	(179.2)	(434.2)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on long-term debt	(0.4)	0.0	(0.8)	0.0	(0.2)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(1.9)
Payments for debt-related deferred costs	0.0	0.0	0.0	0.0	0.0
Distributions to partners	0.0	0.0	0.0	0.0	0.0
Contributions from (distributions to) parent	0.0	0.0	0.0	0.0	0.0
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(2.1)	(1.6)
Change in intercompany balances	(67.6)	(117.8)	(1,365.8)	(474.1)	(161.4)
Net cash provided by (used in) financing activities	(71.8)	(118.9)	(1,369.3)	(478.4)	(165.1)
Net change in cash	0.0	0.0	0.0	(7.6)	3.6
Cash at beginning of period	0.0	0.0	0.0	7.6	4.0
Cash at end of period	0.0	0.0	0.0	0.0	7.6
Guarantor Subsidiaries | Scenario, Previously Reported | Reportable Legal Entities
Cash flows from investing activities:
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		0.8
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities	5.3	5.6	39.0	12.6	0.0
Cash flows from investing activities:
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(41.8)	(144.4)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	10.5	0.0	14.8	9.3
Capital distributions from consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	10.4	(5.5)	2.4	(32.5)	(144.4)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on long-term debt	0.0	0.0	0.0	0.0	0.0
Payments on capital leases	0.0	0.0	0.0	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0		0.0	0.0
Distributions to partners	(3.8)	(3.8)	(15.2)	(11.3)
Contributions from (distributions to) parent	(11.9)	3.7	(26.2)	31.2	89.5
Taxes paid for unit-based compensation vesting	0.0	0.0	0.0	0.0	0.0
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	(15.7)	(0.1)	(41.4)	19.9	143.4
Net change in cash	0.0	0.0	0.0	0.0	(1.0)
Cash at beginning of period	0.0	0.0	0.0	0.0	1.0
Cash at end of period	0.0	0.0	0.0	0.0	0.0
Crestwood Midstream Partners LP
Cash flows from operating activities	60.0	135.7	353.8	471.8	437.3
Cash flows from investing activities:
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(421.7)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(41.8)	(144.4)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	10.5	0.0	14.8	9.3	0.0
Capital distributions from consolidated affiliates	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.5)	(582.9)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	3,490.1	2,089.9
Payments on long-term debt	(1,143.7)	(286.0)	(2,536.1)	(2,960.9)	(1,950.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(0.1)
Distributions to partners	(46.9)	(101.0)	(242.8)	(819.5)	(470.5)
Contributions from (distributions to) parent	0.0	0.0		0.0	0.0
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(2.1)	(1.6)
Change in intercompany balances	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	(48.4)	(74.7)	(1,219.8)	(266.8)	148.1
Net change in cash	(0.7)	0.7	1.2	(7.5)	2.5
Cash at beginning of period	1.3	0.1	0.1	7.6	5.1
Cash at end of period	$ 0.6	0.8	$ 1.3	$ 0.1	$ 7.6
Crestwood Midstream Partners LP | Scenario, Previously Reported
Cash flows from investing activities:
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		$ 0.8